Other disclosures (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of credit risk exposure [line items]
Summary of fair values of financial assets and liabilities

	Millions of euros
	06-30-18 (*)			12-31-17
	Published price quotations in active markets	Internal models		Published price quotations in active markets	Internal models
	(Level 1)	(Levels 2 and 3)	Total	(Level 1)	(Levels 2 and 3)	Total

Financial assets held for trading	45,554	67,393	112,947	58,215	67,243	125,458
Non-trading financial assets mandatorily at fair value through profit or loss	2,193	3,070	5,263
Financial assets at fair value through profit and loss	2,900	45,143	48,043	3,823	30,959	34,782
Financial assets at fair value through other comprehensive income	104,666	16,165	120,831
Financial assets available-for-sale (1)				113,258	18,802	132,060
Hedging derivatives (assets)	—	8,348	8,348	—	8,537	8,537
Financial liabilities held for trading	15,102	60,248	75,350	21,828	85,796	107,624
Financial liabilities designated at fair value through profit or loss	822	57,331	58,153	769	58,847	59,616
Hedging derivatives (liabilities)	4	6,724	6,728	8	8,036	8,044
Liabilities under insurance contracts	—	936	936	—	1,117	1,117

(*)  See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

(1)  As of December 31, 2017, there were equity instruments registered in the portfolio of financial assets available for sale, valued at their cost in the amount of EUR 1,211 million.

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)
	Millions of euros		Millions of euros
	Fair values calculated using		Fair values calculated using
	internal models at		internal models at
	06-30-18 (*)		12-31-17
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	137,398	2,721	124,178	1,363
Financial assets held for trading	66,937	456	66,806	437
Credit institutions	7,171	—	1,696	—	Present Value Method	Interest rates curves, FX market prices
Customers (a)	5,103	—	8,815	—	Present Value Method	Interest rates curves, FX market prices
Debt instruments and equity instruments	869	34	335	32	Present Value Method	Interest rates curves, FX market prices
Derivatives	53,794	422	55,960	405	Present Value Method
Swaps	41,676	173	44,766	189	Present Value Method, Gaussian Copula (b)	Interest rates curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	938	4	463	5	Black-Scholes Model	Interest rates curves, Volatility surfaces, FX market prices and liquidity
Interest rate options	4,154	144	4,747	162	Black's Model, advanced multi factor interest rates models	Interest rates curves, Volatility surfaces, FX market prices and liquidity
Interest rate futures	4	—	2	—	Present Value Method	Interest rates curves, FX market prices
Index and securities options	1,326	21	1,257	5	Black's Model, advanced multi factor interest rates models	Interest rates curves, Volatility surfaces, FX market and equity, Dividends, Correlation, Liquidity, HPI
Other	5,696	80	4,725	44	Advanced and local stochastic volatility models and other	Interest rates curves, Volatility surfaces, FX Market prices and Liquidity
Hedging derivatives	8,331	17	8,519	18
Swaps	7,448	17	7,896	18	Present Value Method	Interest rates curves, FX market prices , Basis FX market prices, Interest rate curves, Volatility surfaces
Interest rate options	14	—	13	—	Black Model
Other	869	—	610	—	Present Value Method, advanced and local stochastic volatility models and other	Interest rate curves, Volatility surfaces, FX market prices and EQ, Dividends, Correlation, HPI, Credit, Other
Non-trading financial assets mandatorily at fair value through profit or loss	1,934	1,136	—	—	Present Value Method	Interest rates curves, FX market prices y EQ, Dividends, Other
Equity instruments	667	475	—	—
Debt instruments	1,122	518	—	—
Loans and receivables	145	143	—	—
Financial assets designated at fair value through profit or loss	45,138	5	30,677	282
Central banks	8,989	—	9,889	—	Present Value Method	Interest rates curves, FX market prices
Credit institutions	16,144	—	—	—	Present Value Method	Interest rates curves, FX market prices
Customers (c)	19,995	5	20,403	72	Present Value Method	Interest rates curves, FX market prices, HPI
Debt instruments and equity instruments	10	—	385	210	Present Value Method	Interest rates curves, FX market prices
Financial assets at fair value through other comprehensive income	15,058	1,107	—	—		Interest rates curves, FX market prices and EQ, Dividends, Credit, Others
Equity instruments	354	736	—	—
Debt instruments	13,523	7	—	—
Loans and receivables	1,181	364	—	—
Financial assets available for sale	—	—	18,176	626
Debt instruments and equity instruments	—	—	18,176	626	Present Value Method	Interest rates curves, FX market prices
LIABILITIES	125,046	193	153,600	196
Financial liabilities held for trading	60,069	179	85,614	182
Central banks	—	—	282	—	Present Value Method	Interest rates curves, FX market prices
Credit institutions	558	—	292	—	Present Value Method	Interest rates curves, FX market prices
Customers	5,777	—	28,179	—	Present Value Method	Interest rates curves, FX market prices
Derivatives	53,734	179	56,860	182
Swaps	40,748	103	45,041	100	Present Value Method Gaussian Copula (b)	Interest rates curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	822	9	497	9	Black-Scholes Model	Interest rates curves, Volatility surfaces, FX Market prices, Liquidity
Interest rate options	4,797	18	5,402	19	Black's Model, advanced multi factor interest rates models	Interest rates curves, Volatility surfaces, FX Market prices, Liquidity
Index and securities options	1,582	42	1,527	41	Black-Scholes Model	Interest rates curves, FX market prices
Interest rate and equity futures	2	—	1	—	Present Value Method	Interest rates curves, Volatility surfaces, FX Market prices and EQ, Dividends, Correlation, Liquidity, HPI
Other	5,783	7	4,392	13	Present Value Method , advanced and local stochastic volatility models and other	Interest rates curves, Volatility surfaces, FX Market prices and EQ, Dividends, Correlation, HPI, Credit, Other
Short positions	—	—	1	—	Present Value Method	Interest rates curves, FX market prices and equity
Hedging derivatives	6,717	7	8,029	7
Swaps	6,415	7	7,573	7	Present Value Method	Interest rates curves, FX market prices, Basis
Interest rate options	166	—	287	—	Black's Model	Interest rates curves, Volatility surfaces, FX market prices and liquidity
Other	136	—	169	—	Present Value Method, advanced and local stochastic volatility models and other	Interest rates curves, volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	57,324	7	58,840	7	Present Value Method	Interest rates curves, FX market prices
Liabilities under insurance contracts	936	—	1,117	—

(*)   See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

(a)   Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).

(b)   Includes credit risk derivatives with a negative net fair value of EUR 142 million recognized in the interim condensed consolidated balance sheet. These assets and liabilities are measured using the Standard Gaussian Copula Model.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation

					Impacts (in millions of reais)
Portfolio/Instrument (*)				Weighted	Unfavorable	Favorable
(Level 3)	Valuation technique	Main unobservable inputs	Range	average	scenario	scenario
Financial assets held for trading
Trading derivatives	Present Value Method	Curves on TAB indices (**)	(a)	(a)	(0.4)	0.4
		Long-term rates MXN	(a)	(a)	—	—
	Present Value Method, Modified Black-Scholes Model	HPI forward growth rate	0%-5%	2.54%	(23.8)	23.1
		HPI spot rate	n/a	756.83(***)	(8.5)	8.5
		Long-term FX volatility	14%-26%	14.9%	(1.8)	0.3
	Standard Gaussian Copula Model	Probability of default	0%-5%	2.43%	(2.3)	2.2
			—	—	—	—
Financial assets at fair value through other comprehensive income
Debt instruments and equity holdings	Present Value Method, others	Contingencies for litigation	0%-100%	35%	(22.0)	11.9
	Present Value Method, others	Late payment and prepayment rate capital cost long-term profit growth rate	(a)	(a)	(1.7)	1.7
Non-trading financial assets mandatorily at fair value through profit or loss
Credit to customers	Weighted average by probability (according to forecast mortality rates) of European HPI options, using the Black-Scholes model	HPI forward growth rate	0%-5%	2.66%	(6.3)	5.5
Debt instruments and equity instruments	Weighted average by probability (according to forecast mortality rates) of HPI forwards, using the present value model	HPI forward growth rate	0%-5%	2.54%	(8.6)	8.3
		HPI spot rate	n/a	756.83(***)	(13.4)	13.4
Financial liabilities held for trading
Trading derivatives	Present Value Method, Modified Black-Scholes Model	HPI forward growth rate	0%-5%	2.43%	(7.5)	7.1
		HPI spot rate	n/a	734.72(***)	(6.5)	7.3
		Curves on TAB indices (**)	(a)	(a)	—	—
			—	—	—	—

Hedging Derivatives (Liabilities)	Advanced multi-factor interest rate models	Mean reversion of interest rates	0.0001-0.03	0.01(****)	—	—

Financial liabilities designated at fair value through profit or loss	-	-	—	—	(b)	(b)

(*)      See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

(**)    TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average deposit interest rates (over 30, 90, 180 and 360 days) published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (Unidad de Fomento - UF).

(***)  There are national and regional HPI indices. The HPI spot value is the weighted average of the indices that correspond to the positions of each portfolio. The impact reported is a change of 10%.

(****) Theoretical average value of the parameter. The change arising on a favorable scenario is from 0.0001 to 0.03. An unfavorable scenario is not considered as there is insufficient margin for an adverse change from the current parameter level.

(a)       The exercise was conducted for the unobservable inputs described in the main unobservable inputs column under probable scenarios. The range and weighted average value used are not shown because the aforementioned exercise was conducted jointly for various inputs or variants thereof (e.g. the TAB input comprises vector-time curves, for which there are also nominal yield curves and inflation-indexed yield curves), and it was not possible to break down the results separately by type of input. In the case of the TAB curve the gain or loss is reported for changes of +/-100 basis points for the total sensitivity to this index in CLP and CLF. The same is applicable to the MXN interest rates.

(b)       The Group calculates the potential impact on the measurement of each instrument on a joint basis, regardless of whether the individual value is positive (assets) or negative (liabilities), and discloses the joint effect associated with the related instruments classified on the asset side of the consolidated balance sheet.

Schedule of changes in financial instruments classified as Level 3

	01-01-18	Changes							06-30-18
	Fair value				Changes in	Changes in			Fair value
	calculated using				fair value	fair value			calculated using
	internal models	Purchases/	Sales/		recognized in	recognized	Level		internal models
Millions of euros (*)	(Level 3)	Settlements	Amortization	Settlements	profit or loss	in equity	reclassifications	Other	(Level 3)

Financial assets held for trading	437	32	(14)	—	(12)	—	17	(4)	456
Debt instruments and equity instruments	32	—	—	—	—	—	2	—	34
Trading derivatives	405	32	(14)	—	(12)	—	15	(4)	422
Swaps	189	—	(5)	—	(11)	—	—	-	173
Exchange rate options	5	—	—	—	—	—	—	(1)	4
Interest rate options	162	—	(3)	—	(15)	—	—	—	144
Index and securities options	5	10	(4)	—	—	—	11	(1)	21
Other	44	22	(2)	—	14	—	4	(2)	80
Hedging derivatives (Assets)	18	—	—	—	(1)	—	—	—	17
Swaps	18	—	—	—	(1)	—	—	—	17
Financial assets at fair value through profit or loss	—	—	—	—	—	—	—	5	5
Loans and advances to customers	—	—	—	—	—	—	—	5	5
Non-trading financial assets mandatorily at fair value through profit or loss	1,050	12	(16)	—	(1)	—	26	65	1,136
Loans and advances to customers	150	—	(11)	—	(1)	—	—	5	143
Debt instruments	518	—	(3)	—	(21)	—	26	(2)	518
Equity instruments	382	12	(2)	—	21	—	—	62	475
Financial assets at fair value through other comprehensive income	1,259	76	(65)	—	—	(215)	—	52	1,107
TOTAL ASSETS	2,764	120	(95)	—	(14)	(215)	43	118	2,721
				—
Financial liabilities held for trading	182	—	(26)	—	(27)	—	50	—	179
Trading derivatives	182	—	(26)	—	(27)	—	50	—	179
Swaps	100	—	(6)	—	(15)	—	24	—	103
Exchange rate options	9	—	—	—	—	—	—	—	9
Interest rate options	19	—	—	—	(1)	—	—	—	18
Index and securities options	41	—	(20)	—	(5)	—	26	—	42
Others	13	—	—	—	(6)	—	—	—	7
Hedging derivatives (Liabilities)	7	—	—	—	—	—	—	—	7
Swaps	7	—	—	—	—	—	—	—	7
Financial liabilities designated at fair value through profit or loss	7	—	—	—	—	—	—	—	7
TOTAL LIABILITIES	196	—	(26)	—	(27)	—	50	—	193

(*)   See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

Schedule of sovereign risk

Sovereign risk by country of issuer/borrower at June 30, 2018 (**)
	Millions of euros (*)
	Debt instruments							MtM Derivatives (****)
	Financial
	assets held for
	trading and			Non-trading
	Financial		Financial	financial
	assets		assets at fair	assets
	designated at		value through	mandatorily	Financial	Loans and
	fair value		other	at fair value	assets at	advances to	Total net
	through profit	Short	comprehensive	through	amortized	customers	direct	Other than
	or loss	positions	income (*****)	profit or loss	cost	(***)	exposure	CDSs	CDSs
Spain	4,899	(4,518)	30,150	—	7,602	15,910	54,043	413	—
Portugal	128	(25)	4,132	—	272	3,355	7,862	—	—
Italy	213	(916)	1,892	—	439	18	1,646	(1)	1
Ireland	—	—	—	—	—	—	—	(1)	—

(*)         See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

(**)        Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 12,654 million (of which EUR 10,993 million, EUR 1,203 million, EUR 456 million and EUR 2 million) relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 11,019 million (of which EUR 9,989 million, EUR 572 million and EUR 458 million to Spain, Portugal and Italy, respectively).

(***)      Presented without taking into account the valuation adjustments recognized (EUR 88 million).

(****)    "Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

(*****)  Regarding the exposure in Italy, EUR 1,841 million corresponds to bonds sold under a forward agreement and EUR 50 million to notes with maturity less than two months.

Sovereign risk by country of issuer/borrower at December 31, 2017 (*)
	Millions of euros
	Debt instruments							MtM Derivatives (***)
	Financial
	assets held for
	trading and
	Financial
	assets
	designated at		Financial		Financial	Loans and	Total net
	fair value		assets		assets	advances to	direct
	through profit	Short	available	Loans and	held-to-	customers	exposure	Other than
	or loss	positions	for sale	receivables	maturity	(**)	(****)	CDSs	CDSs
Spain	6,940	(2,012)	37,748	1,585	1,906	16,470	62,637	(21)	—
Portugal	208	(155)	5,220	232	3	3,309	8,817	—	—
Italy	1,962	(483)	4,613	—	—	16	6,108	(5)	5

(*)       Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 11,673 million (of which EUR 10,079 million, EUR 1,163 million and EUR 431 million relate to Spain, Portugal and Italy, respectively) and off-balance-sheet exposure other than derivatives –contingent liabilities and commitments– amounting to EUR 3,596 million (EUR 3,010 million, EUR 146 million and EUR 440 million to Spain, Portugal and Italy, respectively).

(**)     Presented without taking into account the valuation adjustments recognized (EUR 31 million).

(***)  "Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

(****)  The direct exposures in the Balance sheet include EUR 19,601 million, mainly concentrated in debt instruments in the Grupo Banco Popular.

Schedule of other counterparties risk

Exposure to other counterparties by country of issuer/borrower at June 30, 2018 (****)
	Millions of euros (*)
			Debt instruments						Derivatives (***)

			Financial assets	Financial assets at
			held for trading and	fair value through	Non-trading financial		Loans and
	Balances	Reverse	Financial assets	other	assets mandatorily at fair	Financial assets	advances to	Total net
	with central	repurchase	designated at	comprehensive	value through profit or	at amortized	customers	direct	Other than
	banks	agreements	FVTPL	income	loss	cost	(**)	exposure	CDSs	CDSs
Spain	40,174	6,821	566	1,917	348	3,348	206,775	259,949	3,480	10
Portugal	2,235	88	161	106	—	4,205	34,025	40,820	1,219	—
Italy	25	3,465	323	813	—	—	10,106	14,732	185	—
Greece	—	—	—	—	—	—	56	56	29	—
Ireland	—	5	54	815	714	30	1,357	2,975	111	—

(*)          See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

(**)        Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 73,576 million, EUR 7,967 million, EUR 4,047 million, EUR 202 million and EUR 892 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

(***)      Presented without taking into account valuation adjustments or impairment corrections (EUR 10,589 million).

(****)   “Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Exposure to other counterparties by country of issuer/borrower at December 31, 2017 (*)
	Millions of euros
			Debt instruments						Derivatives (***)

			Financial assets
			held for trading and	Financial			Loans and	Total net
	Balances	Reverse	Financial assets	assets		Held to	advances to	direct
	with central	repurchase	designated at	available-for-	Loans and	maturity	customers	exposure	Other than
	banks	agreements	FVTPL	sale	receivables	investments	(**)	(****)	CDSs	CDSs
Spain	36,091	6,932	623	4,784	2,880	—	210,976	262,286	2,299	2
Portugal	761	178	160	764	4,007	106	35,650	41,626	1,416	—
Italy	17	2,416	438	1,010	—	—	10,015	13,896	211	5
Greece	—	—	—	—	—	—	56	56	30	—
Ireland	—	—	20	476	584	—	1,981	3,061	79	—

(*)       Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 81,072 million, EUR 8,936 million, EUR 4,310 million, EUR 200 million and EUR 714 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively of which Grupo Banco Popular EUR 15,460 million with counterparts in Spain, Portugal, Italy, Greece and Ireland, respectively.

(**)     Presented without taking into account valuation adjustments or impairment corrections (EUR 10,653 million of which approximately EUR 3,986 million come from the Banco Popular Group exposure).

(***)   Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

(****)   Direct exposures in the Balance sheet include EUR 83,625 million, mainly concentrated in loans to customers in the Grupo Banco Popular.

Schedule of credit default swaps

06-30-2018
Millions of euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	269	433	(164)	(2)	12	10
Portugal	Sovereign	26	26	—	—	—	—
	Other	—	—	—	—	—	—
Italy	Sovereign	26	601	(575)	—	1	1
	Other	214	164	50	(6)	6	—

12-31-2017
Millions of euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	324	499	(175)	(3)	5	2
Portugal	Sovereign	25	128	(103)	(1)	1	—
	Other	1	1	—	—	—	—
Italy	Sovereign	25	450	(425)	—	5	5
	Other	225	201	24	(3)	8	5

Schedule of regulatory capital

	06-30-2018	12-31-2017
Capital ratio
Ordinary common equity tier 1 (Millions of euros)	65,311	74,173
Ordinary common equity tier 1 (Millions of euros)	9,732	3,110
Ordinary common equity tier 2 (Millions of euros)	11,009	13,422
Assets (Millions of euros)	594,754	605,064
Ordinary common equity tier 1 ratio (CET 1)	10.98%	12.26%
Additional capital tier 1 ratio (AT 1)	1.64%	0.51%
Capital Tier 1 ratio (TIER 1)	12.62%	12.77%
Capital Tier 2 ratio (TIER 2)	1.85%	2.22%
Total capital ratio	14.47%	14.99%

Schedule of leverage capital and ratios

	06-30-2018	12-31-2017
Leverage
Tier 1 capital (Millions of euros)	75,043	77,283
Exposure (Millions of euros)	1,468,430	1,463,090
Leverage ratio	5.11%	5.28%

Foreclosed assets
Disclosure of credit risk exposure [line items]
Schedule summarising risk profile

	06-30-2018
			Of which:
			Impairment
	Gross		losses on assets
	carrying	Valuation	since time of	Carrying
Millions of euros	amount	Adjustments	foreclosure	amount
Property assets arising from financing provided to construction and property development companies	8,204	4,123	2,667	4,081
Of which:
Completed Buildings	3,263	1,283	727	1,980
Residential	1,279	498	243	781
Other	1,984	785	484	1,199
Buildings under construction	401	138	94	263
Residential	390	135	91	255
Other	11	3	3	8
Land	4,540	2,702	1,846	1,838
Developed Land	1,799	1,040	633	759
Other land	2,741	1,662	1,213	1,079
Property assets from home purchase mortgage loans to households	1,974	869	374	1,105
Other foreclosed property assets	351	164	110	187
Total property assets	10,529	5,156	3,151	5,373

Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Schedule summarising risk profile

	06-30-2018
	Total							Of which: Non performing
	Without collateral (a)		With collateral					Without collateral (a)		With collateral
					Maximum amount of		Accumulated					Maximum amount of		Accumulated
					collateral that can be		Impairment					collateral that can be		Impairment
Amounts in millions of euros,					considered		or losses at					considered		or losses at
except number of transactions	Number of	Gross	Number of	Gross	Mortgage	Other	fair value due	Number of	Gross	Number of	Gross	Mortgage	Other	fair value due
in units.	transactions	amount	operations	amount	guarantee	guarantees	to credit risk	transactions	amount	operations	amount	guarantee	guarantees	to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	42	52	22	20	8	5	3	15	6	12	5	4	—	2
Other financial institutions and: individual shareholder)	886	50	140	42	17	6	30	318	17	76	29	11	1	29
Non financial institutions and individual shareholder	248,513	7,706	47,183	13,717	8,621	1,384	6,711	117,887	4,723	24,300	8,387	5,549	524	6,129
Of which: Financing for constructions and property development	897	249	2,641	2,417	1,890	59	878	766	199	2,018	1,553	1,294	52	843
Other warehouses	1,914,540	4,126	878,486	18,724	8,915	4,263	4,176	803,097	1,687	140,632	5,198	3,330	303	2,869
Total	2,163,981	11,934	925,831	32,503	17,561	5,658	10,920	921,317	6,433	165,020	13,619	8,894	828	9,029
Financing classified as non-current assets	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(a)   Includes guarantees other than collateral amounting to EUR 2,077 million, of which non-performing EUR 1,236 million.

Schedule of reconciliation of portfolio

Millions of euros
Carrying amount	06-30-2018

Opening balances	36,164
(+) Refinancing and Restructured balances	5,165
Memorandum items: Amount registered in the income statements	1,312
(-) Debt repayment	(5,753)
(-) Foreclosures	(320)
(-) Balance derecognition (Written-off reclassification)	(1,420)
(+)/(-) Other changes	(319)
Final Balances	33,517

Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Schedule summarising risk profile

	06-30-2018
	Millions of euros
	Gross	Of which:
	Amount	Non performing
Home purchase loans to families
-Without mortgage guarantee	641	129
-With mortgage guarantee	63,404	2,340
	64,045	2,469

Disclosure of concentrations

	06-30-2018
	Loan to value ratio
		More than	More than	More than
		40% and	60% and	80% and
	Less than or	less than	less than	less than or	More than
In millions of euros	equal to 40%	60%	80%	equal to 100%	100%	TOTAL
Gross amount	14,949	17,950	19,005	7,057	4,443	63,404
- Of which: Non performing	228	346	569	482	715	2,340

Construction and property development loans
Disclosure of credit risk exposure [line items]
Schedule summarising risk profile

	06-30-2018
		Excess over
		collateral	Specific
Millions of euros	Gross Amount	value	allowance
Financing construction and property development recognized by the Group´s credit institutions (business in Spain)	5,752	1,192	918
Of which: Non-performing	1,820	561	581
Memorandum items: - Written-off assets	(3,639)	—	—

06-30-18
Carrying
Millions of euros	amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain)	247,796
Total consolidated assets (Total business)	1,433,833
Impairment losses and provision for exposure classified as normal (business in Spain)	1,628

Disclosure of concentrations

06-30-2018
Millions of euros	Gross amount
Without mortgage guarantee	475
With mortgage guarantee	5,277
Completed buildings	3,260
Residential	1,508
Other	1,752
Buildings under construction	1,108
Residential	738
Other	370
Land	909
Developed Land	605
Other Land	304
Total	5,752